Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Inventory Disclosure [Text Block]
3.   Inventory

Inventory consists of the following as of:

	June 30,	December 31,
	2012	2011
Work in process	$331,630	$454,366
Software	449,500	467,000
Finished goods	158,309	47,452
Inventory included in current assets	939,439	968,818
Software license inventory	1,137,500	-
	$2,076,939	$968,818

3. Inventory Inventory consists of the following as of December 31:
	2011	2010
Work in process	$454,366	$662,988
Software (Note 11)	467,000	664,300
Finished goods	47,452	283,154
	$968,818	$1,610,442